Condensed Consolidated Statement of Profit or Loss and OCI - EUR (€) € in Thousands		3 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Consolidated Statement of Profit or Loss and Comprehensive Income
Revenue		€ 655	€ 1,130
Other income		42	101
Research and development costs		(6,060)	(13,367)
General and administrative costs		(4,026)	(4,908)
Total operating costs		(10,086)	(18,275)
Operating result		(9,389)	(17,044)
Finance income and expense		(544)	(822)
Results related to associates			(8)
Results related to financial liabilities measured at fair value through profit or loss		670	3,764
Result on derecognition of financial liabilities		408
Result before corporate income taxes		(8,855)	(14,110)
Income taxes			(7)
Result for the period		(8,855)	(14,117)
Other comprehensive income (foreign exchange differences on foreign operation)		(219)	222
Total comprehensive income		(9,074)	(13,895)
Result attributable to
Owners of the Company		(8,933)	(14,109)
Non-controlling interests		78	(8)
Result for the period		(8,855)	(14,117)
Total comprehensive income attributable to
Owners of the Company		(9,152)	(13,887)
Non-controlling interests		78	(8)
Total comprehensive income		€ (9,074)	€ (13,895)
Share information
Weighted average number of shares outstanding	[1]	80,887,534	71,357,170
Weighted average number of ordinary shares used in calculating diluted earnings per share	[1]	80,887,534	71,357,170
Earnings per share attributable to owners of the Company (Euro per share)
Basic loss per share	[1]	€ (0.11)	€ (0.20)
Diluted loss per share	[1]	€ (0.11)	€ (0.20)

[1]	For these periods the potential exercise of share options is not included in the diluted earnings per share as the Company was loss-making. Due to the anti-dilutive nature of the outstanding options, basic and diluted earnings per share are equal